SUMMARY OF FINANCIAL ASSETS AND LIABILITIES BY LEVEL WITHIN THE FAIR VALUE HIERARCHY (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial liabilities at amortised cost, category [member] | Contingent liabilities [member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	$ 36,488,594	$ 36,488,594	$ 36,488,594
Financial assets at amortised cost, category [member] | Cash [member]
IfrsStatementLineItems [Line Items]
Cash and Restricted Cash	2,624,432	16,829,385	1,784,938
Level 1 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member] | Contingent liabilities [member]
IfrsStatementLineItems [Line Items]
Contingent liabilities
Level 1 of fair value hierarchy [member] | Financial assets at amortised cost, category [member] | Cash [member]
IfrsStatementLineItems [Line Items]
Cash and Restricted Cash	2,624,432	16,829,385	1,784,938
Level 2 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member] | Contingent liabilities [member]
IfrsStatementLineItems [Line Items]
Contingent liabilities
Level 2 of fair value hierarchy [member] | Financial assets at amortised cost, category [member] | Cash [member]
IfrsStatementLineItems [Line Items]
Cash and Restricted Cash
Level 3 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member] | Contingent liabilities [member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	36,488,594	36,488,594	36,488,594
Level 3 of fair value hierarchy [member] | Financial assets at amortised cost, category [member] | Cash [member]
IfrsStatementLineItems [Line Items]
Cash and Restricted Cash